UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Stock
Increase (decrease) in Stockholders' Deficit
Balance at the beginning	$ 429	$ 429	$ 429	$ 429	$ 429	$ 0	$ 429
Balance at the beginning (in shares)	4,290,375	4,290,375	4,290,375	4,290,375	4,290,375	0	4,290,375
Common stock forfeited						$ (2)
Common stock forfeited (in shares)						22,125
Adjustment for accretion of common stock subject to possible redemption amount	$ 0
Balance at the end	$ 429		$ 429			$ 429	$ 429
Balance at the end (in shares)	4,290,375		4,290,375			4,290,375	4,290,375
Additional Paid-In Capital
Increase (decrease) in Stockholders' Deficit
Balance at the beginning	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0
Common stock forfeited						2
Fair value of Public Warrants included in the Units sold in the Initial Public Offering						7,894,290
Offering costs associated with issuance of Public Warrants						(434,186)
Net income	0					0	0
Adjustment for accretion of common stock subject to possible redemption amount	0						0
Balance at the end	0					0	0
Accumulated Deficit
Increase (decrease) in Stockholders' Deficit
Balance at the beginning	(4,171,255)	$ (8,891,740)	(10,895,130)	(10,895,130)	(10,895,130)	0	(10,895,130)
Common stock forfeited						0
Fair value of Public Warrants included in the Units sold in the Initial Public Offering						0
Offering costs associated with issuance of Public Warrants						0
Net income	378,877		2,003,390			(990,638)	4,548,351
Adjustment for accretion of common stock subject to possible redemption amount	(1,507,323)						2,175,524
Balance at the end	(5,299,701)		(8,891,740)			(10,895,130)	(4,171,255)
Balance at the beginning	(4,170,826)	(8,891,311)	(10,894,701)	(10,894,701)	(10,894,701)	0	(10,894,701)
Fair value of Public Warrants included in the Units sold in the Initial Public Offering						7,894,290
Offering costs associated with issuance of Public Warrants						(434,186)
Net income	378,877	$ 956,139	2,003,390	$ 2,959,529	$ 3,847,094	(990,638)	4,548,351
Adjustment for accretion of common stock subject to possible redemption amount	(1,507,323)						2,175,524
Balance at the end	$ (5,299,272)		$ (8,891,311)			$ (10,894,701)	$ (4,170,826)